Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares [member]	Issued capital [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	Available- for-sale securities [member] Other components of equity [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Equity at beginning of period (Previously stated [member]) at Oct. 31, 2017	$ 74,428		$ 6,413	$ 17,730		$ (27)	$ 45,359	$ 4,354	$ 73,829	$ 599	$ 378		$ 3,545	$ 431
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017	(637)						(558)	(79)	(637)		$ (378)	$ 299
Equity at beginning of period (Balance After IFRS Adjustments [member]) at Oct. 31, 2017	73,791		6,413	17,730		(27)	44,801	4,275	73,192	599		299	3,545	431
Changes in equity
Issues of share capital	69			69					69
Common shares purchased for cancellation	(1,275)	$ (157)		(157)			(1,118)		(1,275)
Redemption of preferred shares	(105)		(107)				2		(105)
Redemption of trust capital securities	(500)									(500)
Sales of treasury shares	4,263				$ 202	4,061			4,263
Purchases of treasury shares	(4,345)				(202)	(4,143)			(4,345)
Share-based compensation awards	(6)	69					(6)		(6)
Dividends on common shares	(4,030)						(4,030)		(4,030)
Dividends on preferred shares and other	(251)						(214)		(214)	(37)
Other	(13)						125	(138)	(13)			(138)
Net income	9,181						9,153		9,153	28
Total other comprehensive income (loss), net of taxes	1,093						711	381	1,092	1		(56)	256	181
Equity at end of period at Jul. 31, 2018	77,872		6,306	17,642		(109)	49,424	4,518	77,781	91		105	3,801	612
Equity at beginning of period at Apr. 30, 2018	76,025		6,306	17,634	(3)	(95)	47,405	4,178	75,425	600		84	3,465	629
Changes in equity
Issues of share capital	24			24					24
Common shares purchased for cancellation	(128)	(16)		(16)			(112)		(128)
Redemption of trust capital securities	(500)									(500)
Sales of treasury shares	1,361				69	1,292			1,361
Purchases of treasury shares	(1,372)				(66)	(1,306)			(1,372)
Share-based compensation awards	(2)	24					(2)		(2)
Dividends on common shares	(1,355)						(1,355)		(1,355)
Dividends on preferred shares and other	(89)						(71)		(71)	(18)
Other	5						5		5
Net income	3,109						3,101		3,101	8
Total other comprehensive income (loss), net of taxes	794						453	340	793	1		21	336	(17)
Equity at end of period at Jul. 31, 2018	77,872		6,306	17,642		(109)	49,424	4,518	77,781	91		105	3,801	612
Equity at beginning of period (Previously stated [member]) at Oct. 31, 2018	79,955		6,306	17,635	3	(18)	51,112	4,823	79,861	94		(12)	4,147	688
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	(70)						(70)		(70)
Equity at beginning of period (Balance After IFRS Adjustments [member]) at Oct. 31, 2018	79,885		6,306	17,635	3	(18)	51,042	4,823	79,791	94		(12)	4,147	688
Equity at beginning of period at Oct. 31, 2018	79,955
Changes in equity
Issues of share capital	437		350	87					437
Common shares purchased for cancellation	(556)	(70)		(70)			(486)		(556)
Redemption of preferred shares	(950)		(950)						(950)
Sales of treasury shares	3,985				145	3,840			3,985
Purchases of treasury shares	(4,030)				(149)	(3,881)			(4,030)
Share-based compensation awards	(15)	87					(15)		(15)
Dividends on common shares	(4,337)						(4,337)		(4,337)
Dividends on preferred shares and other	(206)						(205)		(205)	(1)
Other	6						6		6
Net income	9,665						9,659		9,659	6
Total other comprehensive income (loss), net of taxes	(1,506)						(948)	(558)	(1,506)			131	15	(704)
Equity at end of period at Jul. 31, 2019	82,378		5,706	17,652	(1)	(59)	54,716	4,265	82,279	99		119	4,162	(16)
Equity at beginning of period at Apr. 30, 2019	81,946		5,706	17,638		(104)	53,640	4,965	81,845	101		57	4,817	91
Changes in equity
Issues of share capital	38			38					38
Common shares purchased for cancellation	(197)	(24)		(24)			(173)		(197)
Sales of treasury shares	1,059				20	1,039			1,059
Purchases of treasury shares	(1,015)				(21)	(994)			(1,015)
Share-based compensation awards	(9)	$ 38					(9)		(9)
Dividends on common shares	(1,464)						(1,464)		(1,464)
Dividends on preferred shares and other	(67)						(66)		(66)	(1)
Other	(2)						(2)		(2)
Net income	3,263						3,263		3,263
Total other comprehensive income (loss), net of taxes	(1,174)						(473)	(700)	(1,173)	(1)		62	(655)	(107)
Equity at end of period at Jul. 31, 2019	$ 82,378		$ 5,706	$ 17,652	$ (1)	$ (59)	$ 54,716	$ 4,265	$ 82,279	$ 99		$ 119	$ 4,162	$ (16)